Note 3 - Summary of Significant Accounting Policies: (j) Revenue Recognition (Policies)	9 Months Ended
Sep. 30, 2015
Policies
(j) Revenue Recognition

(j)  Revenue Recognition

The Company recognizes revenue over agreed periods of services delivered to customers, provided there are no uncertainties regarding customer acceptance, persuasive evidence of an arrangement exists; the sales price is fixed or determinable; and collectability is deemed probable.